Long-term Borrowings - Schedule of Debt (Details) (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Short-term borrowings	$ 12.2	$ 18.2
Other borrowings	0.7	0
Unamortized original issue discount	(18.3)	(22.7)
Debt and Capital Lease Obligations	3,696.4	3,920.9
Current portion of long-term borrowings	27.9	28.5
Long-term borrowings	3,656.3	3,874.2
Dollar Term Loan Due 2020 [Member]
Debt Instrument [Line Items]
Term loan	2,165.5	2,282.8
Euro Term Loan Due 2020 [Member]
Debt Instrument [Line Items]
Term loan	481.0	547.7
Dollar Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes	750.0	750.0
Euro Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes	$ 305.3	$ 344.9